UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Large Cap Value Fund
	Shares	Value ($)
Common Stocks 95.9%
Consumer Discretionary 7.4%
Distributors 1.3%
Genuine Parts Co. (a)	315,528	19,928,749
Diversified Consumer Services 1.2%
H&R Block, Inc.	1,040,388	17,228,825
Media 2.7%
Comcast Corp. "A"	663,418	22,244,405
Time Warner, Inc. (a)	418,098	17,371,972

		39,616,377
Multiline Retail 2.2%
Family Dollar Stores, Inc.	260,400	16,571,856
Target Corp.	257,042	16,473,822

		33,045,678
Consumer Staples 8.9%
Beverages 1.4%
PepsiCo, Inc.	289,069	20,937,268
Food & Staples Retailing 1.5%
CVS Caremark Corp.	495,357	22,563,511
Food Products 3.7%
DE Master Blenders 1753 NV*	692,814	8,150,940
General Mills, Inc.	405,389	15,943,950
Hillshire Brands Co.	138,562	3,612,311
Kellogg Co. (a)	286,743	14,523,533
Mead Johnson Nutrition Co.	181,619	13,318,121

		55,548,855
Tobacco 2.3%
Altria Group, Inc.	528,684	17,954,109
Philip Morris International, Inc.	173,648	15,506,766

		33,460,875
Energy 14.6%
Energy Equipment & Services 3.5%
Cameron International Corp.*	331,594	18,141,508
Halliburton Co.	479,223	15,699,346
Noble Corp.* (a)	485,109	18,502,057

		52,342,911
Oil, Gas & Consumable Fuels 11.1%
Canadian Natural Resources Ltd. (a)	584,419	17,766,338
Chevron Corp.	333,012	37,350,626
ConocoPhillips	302,038	17,152,738
Marathon Oil Corp.	606,545	16,874,082
Marathon Petroleum Corp.	456,787	23,638,727
Occidental Petroleum Corp.	241,056	20,492,170
Phillips 66	266,250	11,182,500
Suncor Energy, Inc.	667,640	20,883,779

		165,340,960
Financials 18.9%
Capital Markets 1.8%
Ameriprise Financial, Inc.	290,367	15,944,052
The Goldman Sachs Group, Inc.	109,497	11,576,023

		27,520,075
Commercial Banks 3.9%
PNC Financial Services Group, Inc.	268,135	16,667,272
U.S. Bancorp.	636,101	21,252,134
Wells Fargo & Co.	610,889	20,788,553

		58,707,959
Consumer Finance 1.3%
Capital One Financial Corp.	347,262	19,630,721
Diversified Financial Services 3.5%
JPMorgan Chase & Co.	1,006,328	37,375,022
The NASDAQ OMX Group, Inc.	616,265	14,093,980

		51,469,002
Insurance 8.4%
Alleghany Corp.*	48,046	16,198,709
Fidelity National Financial, Inc. "A"	714,259	13,456,640
HCC Insurance Holdings, Inc. (a)	530,977	17,564,719
Lincoln National Corp. (a)	695,239	16,143,450
MetLife, Inc.	475,361	16,224,071
PartnerRe Ltd.	340,243	24,973,836
Prudential Financial, Inc.	376,805	20,539,640

		125,101,065
Health Care 12.8%
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	396,434	23,262,747
Becton, Dickinson & Co. (a)	214,050	16,263,519

		39,526,266
Health Care Providers & Services 3.6%
Aetna, Inc.	358,190	13,758,078
Humana, Inc.	223,756	15,680,820
McKesson Corp.	276,090	24,050,200

		53,489,098
Pharmaceuticals 6.6%
Johnson & Johnson	433,572	29,235,760
Merck & Co., Inc.	704,453	30,326,702
Pfizer, Inc.	1,632,950	38,962,187

		98,524,649
Industrials 7.3%
Aerospace & Defense 4.3%
Northrop Grumman Corp. (a)	279,698	18,708,999
Raytheon Co. (a)	506,771	28,642,697
United Technologies Corp.	203,323	16,235,342

		63,587,038
Industrial Conglomerates 3.0%
General Electric Co.	2,174,563	45,035,200
Information Technology 6.5%
Communications Equipment 1.5%
Cisco Systems, Inc.	1,160,592	22,144,095
Computers & Peripherals 1.0%
EMC Corp.*	571,845	15,033,805
Semiconductors & Semiconductor Equipment 1.0%
Intel Corp. (a)	576,753	14,320,777
Software 3.0%
Microsoft Corp.	879,688	27,111,984
Oracle Corp.	571,373	18,083,956

		45,195,940
Materials 8.0%
Chemicals 3.6%
Air Products & Chemicals, Inc.	238,764	19,717,131
Potash Corp. of Saskatchewan, Inc. (a)	425,217	17,463,662
Praxair, Inc. (a)	155,221	16,375,816

		53,556,609
Containers & Packaging 1.5%
Sonoco Products Co.	718,288	21,972,430
Metals & Mining 2.9%
Goldcorp, Inc. (a)	531,976	21,869,533
Newmont Mining Corp.	437,122	22,153,343

		44,022,876
Telecommunication Services 3.7%
Diversified Telecommunication Services
AT&T, Inc. (a)	826,608	30,286,917
CenturyLink, Inc. (a)	610,284	25,790,602

		56,077,519
Utilities 7.8%
Electric Utilities
American Electric Power Co., Inc.	529,915	22,781,046
Duke Energy Corp.	218,430	14,149,895
Entergy Corp.	317,992	21,648,895
Exelon Corp.	407,567	14,863,968
FirstEnergy Corp. (a)	618,205	27,015,559
Southern Co.	343,469	15,569,450

		116,028,813

Total Common Stocks (Cost $1,293,386,775)		1,430,957,946
Exchange-Traded Fund 1.2%
SPDR Gold Trust* (a) (Cost $18,076,643)	105,879	17,387,449
Securities Lending Collateral 16.4%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $245,074,720)	245,074,720	245,074,720
Cash Equivalents 2.4%
Central Cash Management Fund, 0.14% (b) (Cost $35,669,971)	35,669,971	35,669,971

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,592,208,109) †	115.9	1,729,090,086
Other Assets and Liabilities, Net (a)	(15.9)	(237,008,502)

Net Assets	100.0	1,492,081,584

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,609,296,550.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $119,793,536.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $202,235,309 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $82,441,773.

(a)
All or a portion of these securities were on loan amounting to $241,240,367. In addition, included in other assets and liabilities, net is a pending sale, amounting to $309,432, that is also on loan. The value of all securities loaned at August 31, 2012 amounted to $241,549,799 which is 16.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,422,807,006	$8,150,940	$—	$1,430,957,946
Exchange-Traded Fund	17,387,449	—	—	17,387,449
Short-Term Investments(d)	280,744,691	—	—	280,744,691
Total	$1,720,939,146	$8,150,940	$—	1,729,090,086

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012